Share-Based compensation - Additional information (Details) - EUR (€) € in Thousands						3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2022	Jun. 08, 2022	May 14, 2022	Feb. 21, 2022	Feb. 21, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Share-Based compensation
Share split					500
Number of shares representing granted share options	75,000	175,000	72,500	219,000
Number of shares representing not accepted share warrants options				5,000
Expense from share based payment transactions with employees						€ 845	€ 784	€ 2,137	€ 784	€ 800